Trade Receivables - Changes in Allowance for Impairment Losses on Trade Receivables (Detail) - Trade receivables [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets [line items]
Balance at beginning of year	¥ 12,555	¥ 14,389	¥ 14,510
Remeasurement	589	251	858
Write-offs	(971)	(1,590)	(706)
Exchange differences on translating foreign operations	(871)	(495)	(273)
Balance at end of year	¥ 11,302	¥ 12,555	¥ 14,389